RISK MANAGEMENT (Details 7) - Trading Book [Member] - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EstimatedLimitForMarketRiskLineItems [Line Items]
Inflation (CLF)
Optionality (Gamma, Vega)	120	6	1
CLP | Derivatives [Member]
EstimatedLimitForMarketRiskLineItems [Line Items]
Value at risk	(7,380,000,006)	(131,852)	(77,875)
CLP | Investments [Member]
EstimatedLimitForMarketRiskLineItems [Line Items]
Value at risk	263,964	3	3,733
CLF | Derivatives [Member]
EstimatedLimitForMarketRiskLineItems [Line Items]
Value at risk	694,368	319,785	175,245
CLF | Investments [Member]
EstimatedLimitForMarketRiskLineItems [Line Items]
Value at risk	171,330	72,668	2,678
COP | Derivatives [Member]
EstimatedLimitForMarketRiskLineItems [Line Items]
Value at risk	(223,400)	4,275
COP | Investments [Member]
EstimatedLimitForMarketRiskLineItems [Line Items]
Value at risk	384,244	381,848
UVR | Derivatives [Member]
EstimatedLimitForMarketRiskLineItems [Line Items]
Value at risk
UVR | Investments [Member]
EstimatedLimitForMarketRiskLineItems [Line Items]
Value at risk		164,828
United States of America, Dollars
EstimatedLimitForMarketRiskLineItems [Line Items]
Value at risk	256,495	44,211	7,835
OM
EstimatedLimitForMarketRiskLineItems [Line Items]
Value at risk	10	(100,061)	52
FX
EstimatedLimitForMarketRiskLineItems [Line Items]
Value at risk	$ 15,620	$ 1,400,089	$ 7,887